Accounts Receivable - Summary of aging analysis of accounts receivable (Detail) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Aging Anaylsis Of Accounts Receivable [Line Items]
Accounts receivable	$ 86,514,680	$ 77,350,250
Current [member]
Disclosure Of Aging Anaylsis Of Accounts Receivable [Line Items]
Accounts receivable	74,048,058	67,241,210
Within 1 month [member]
Disclosure Of Aging Anaylsis Of Accounts Receivable [Line Items]
Accounts receivable	53,633	7,797,011
1 to 3 months [member]
Disclosure Of Aging Anaylsis Of Accounts Receivable [Line Items]
Accounts receivable	5,165,947	221,183
Over 3 months [member]
Disclosure Of Aging Anaylsis Of Accounts Receivable [Line Items]
Accounts receivable	$ 7,247,042	$ 2,090,846